Post-employment benefits for associates - Weighted average actuarial assumptions (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Pension plans [member]
Disclosure of defined benefit plans [line items]
Discount rate	1.20%	1.70%
Expected rate of pension increase	1.10%	1.20%
Expected rate of salary increase	2.40%	3.30%
Interest on savings account	1.00%	1.00%
Current average life expectancy for a 65-year-old male (in years)	20 years	21 years
Current average life expectancy for a 65-year-old female (in years)	23 years	24 years
Pension plans [member] | SWITZERLAND | Country of domicile [member]
Disclosure of defined benefit plans [line items]
Discount rate	0.10%	0.30%
Pension plans [member] | UNITED STATES | Foreign countries [member]
Disclosure of defined benefit plans [line items]
Discount rate	2.40%	3.10%
Pension plans [member] | GERMANY | Foreign countries [member]
Disclosure of defined benefit plans [line items]
Discount rate	0.80%	1.10%
Pension plans [member] | UNITED KINGDOM | Foreign countries [member]
Disclosure of defined benefit plans [line items]
Discount rate	1.30%	2.00%
Other post-employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Discount rate	2.30%	3.30%
Expected rate of pension increase
Expected rate of salary increase
Interest on savings account
Current average life expectancy for a 65-year-old male (in years)	20 years	21 years
Current average life expectancy for a 65-year-old female (in years)	22 years	23 years
Other post-employment benefit plans [member] | UNITED STATES | Foreign countries [member]
Disclosure of defined benefit plans [line items]
Discount rate	2.30%	3.30%